SEGMENT REPORTING - Revenues by geographic area based on the sales location of the products (Details) ₫ in Millions		12 Months Ended
		Dec. 31, 2024 VND (₫)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 VND (₫)		Dec. 31, 2022 VND (₫)
SEGMENT REPORTING
Revenues	[1]	₫ 44,019,015	$ 1,808,876,721	₫ 27,883,821	[2]	₫ 13,927,746	[2]
Vietnam
SEGMENT REPORTING
Revenues		37,405,756	1,537,117,556	27,146,950		₫ 13,927,746
United States
SEGMENT REPORTING
Revenues		2,728,411	112,118,817	159,164
Canada
SEGMENT REPORTING
Revenues		1,906,089	78,327,068	₫ 577,707
Europe
SEGMENT REPORTING
Revenues		139,026	5,712,993
Pacific - Asia
SEGMENT REPORTING
Revenues		₫ 1,839,733	$ 75,600,287

[1]	Including sales to related parties in 2022, 2023 and 2024 of VND1,023.3 billion, VND19,305.4 billion and VND13,482.8 billion (USD554 million), respectively.
[2]	As adjusted to reflect the historical financial statements of VinES JSC acquired in January 2024, deemed as reorganization under common control (Note 3).